UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pinnacle Advisory Group, Inc.
Address: 6345 Woodside Court, Suite 100
         Columbia, MD 21046

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Kellner
Title: Business Manager
Phone: (410) 995 6630

Signature, Place, and Date of Signing:

/s/ Karen Kellner                  Columbia, MD                     2/7/2011
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   47
                                          -----------

Form 13F Information Table Value Total:   385,071.01
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE



Name of Issuer			Title of Class		CUSIP		Value (x1000)	Shares		Investment Discretion	Voting Authority

PowerShares WilderHill Clean Energy	WNDRHLL CLN EN	73935X500	"$124.26" 	"11,960.00"	Sole		None
"Eagle Bancorp, Inc."	                     COM	268948106	"$197.16" 	"13,663.00"	Shared-Other	None
Chevron Corporation	                     COM	166764100	"$159.87" 	"1,752.00"	Shared-Other	None
First Trust ISE Reserve Natural Gas	     COM	33734J102	"$179.68" 	"9,130.00"	Sole		None
Johnson & Johnson	                     COM	478160104	"$206.04" 	"3,331.23"	Shared-Other	None
The Procter & Gamble Company	             COM	742718109	"$229.46" 	"3,566.98"	Shared-Other	None
iPath Dow Jones-UBS Comm. Ind TR ETN	DJUBS CMDT ETN	06738C778	"$242.31" 	"4,933.00"	Sole		None
PowerShares Dynamic Semiconductors 	DYN SEMCT PORT	73935X781	"$271.87" 	"16,700.00"	Sole		None
"Wal-Mart Stores, Inc."	                     COM	931142103	"$302.92" 	"5,617.00"	Shared-Other	None
CVS Caremark Corporation	             COM	126650100	"$340.47" 	"9,792.00"	Shared-Other	None
"Choice Hotels International, Inc."	     COM	169905106	"$341.83" 	"8,932.00"	Shared-Other	None
First Trust Morningstar Divid Ledr	     SHS	336917109	"$405.35" 	"25,430.00"	Shared-Other	None
International Business Machines Corp.	     COM	459200101	"$47.84" 	     "326"	Shared-Other	None
PowerShares Dynamic Networking	         DYN NETWKG PRT	73935X815	"$547.06" 	"20,675.00"	Sole		None
iShares S&P 500 Index	                 S&P 500 INDEX	464287200	"$581.92" 	"4,609.24"	Sole		None
Exxon Mobil Corporation	                     COM	30231G102	"$637.01" 	"8,711.86"	Shared-Other	None
PowerShares Dynamic Software	         DYN SFTWR PORT	73935X773	"$814.82" 	"32,645.00"	Sole		None
Google Inc.	                            CL A	38259P508	"$1,363.16"	"2,295.00"	Shared-Other    None
Powershares FTSE RAFI US 1000	         FTSE RAFI 1000	73935X583	"$1,408.93"	"25,182.00"	Sole		None
SPDR S&P Pharmaceuticals 	          S&P PHARMAC	78464A722	"$2,727.38"	"59,175.00"	Sole		None
iShares S&P NA Tec.-SW Idx. Fund	S&P NA SOFTWR	464287515	"$4,189.82"	"71,719.00"	Sole		None
iShares MSCI Emerging Markets Indx	MSCI EMERG MKT	464287234	"$6,805.15"	"142,839.28"	Sole		None
Industrial SPDR	                         SBI INT-INDS	81369Y704	"$7,211.29"	"206,805.00"	Sole		None
iShares Dow Jones US Health Care	DJ HEALTH CARE	464288828	"$11,535.99"	"214,145.03"	Sole		None
iShares Dow Jones US Medical Dev.	DJ MED DEVICES	464288810	"$11,419.35"	"193,844.07"	Sole		None
iShares S&P NA Tec. Semi. Idx. Fd.	S&P NA SEMICND	464287523	"$12,700.74"	"228,020.46"	Sole		None
SPDR S&P Oil and Gas Explore & Prod.	S&P OILGAS EXP	78464A730	"$13,272.80"	"251,617.00"	Sole		None
SPDR S&P 500 ETF	                    TR UNIT	78462F103	"$13,252.75"	"105,389.69"	Sole		None
UBS E-TRACS CMCI TR ETN	                  CMCI ETN 38	902641778	"$13,723.19"	"581,245.00"	Sole		None
Utilities SPDR	                         SBI INT-UTILS	81369Y886	"$18,135.58"	"578,672.12"	Sole		None
Consumer Discretionary SPDR	         SBI CONS DISCR	81369Y407	"$19,048.77"	"509,189.31"	Sole		None
iShares Dow Jones US Pharm Indx	         DJ PHARMA INDX	464288836	"$23,398.10"	"365,366.89"	Sole		None
Rydex S&P Equal Weight Industrials	   INDLS ETF	78355W833	"$26,530.69"	"489,406.65"	Sole		None
Energy Select Sector SPDR	        SBI INT-ENERGY	81369Y506	"$27,006.89"	"395,705.29"	Sole		None
iShares S&P NA Tec. -Mul. Net. Idx.	S&P NA MULTIMD	464287531	"$36,443.81"	"1,087,550.32"	Sole		None
Consumer Staples Select Sect. SPDR	SBI CONS STPLS	81369Y308	"$43,180.59"	"1,473,237.44"	Sole		None
SPDR Gold Trust	                            GLD SHS	78463V107	"$43,426.57"	"313,052.00"	Sole		None
iShares Iboxx$ Invest Grade Corp Bd Fd IBOXX INV CPBD	464287242	"$317.19" 	"2,925.00"	Sole		None
SPDR Barclays Capital Long Term Tr     BRCLYS LG TRS ET 78464A664	"$424.68" 	"7,645.00"	Sole		None
iShares Lehman 1-3 Year Treas. Bond	BARCLYS 1-3 YR	464287457	"$1,261.80"	"15,025.00"	Sole		None
iShares Lehman 7-10 Yr. Treas. Bond	BARCLYS 7-10 YR	464287440	"$2,123.20"	"22,630.56"	Sole		None
iShares S&P Natl AMTFr Mncpl Bd Fd	S&P NTL AMTFREE	464288414	"$2,199.81"	"22,180.00"	Sole		None
SPDR Nvn Barclys Shrt Trm Mncpl Bnd    NUVN BR SHT MUNI 78464A425	"$3,387.81"	"142,285.00"	Sole		None
iShares Lehman 3-7 Yr Treasury Bond	BARCLYS 3-7 YR	464288661	"$4,007.97"	"34,958.29"	Sole		None
PIMCO Build America Bd Strategy Fund	BLD AMER BD FD	72201R825	"$4,095.20"	"86,993.00"	Sole		None
SPDR Nuveen Barclays Capital Mun Bnd    NUVN BRCLY MUNI	78464A458	"$9,950.88"	"460,050.00"	Sole		None
iShares Barclays 20+ Yr Treas.Bond	BARCLYS 20+ YR	464287432	"$14,891.04"	"158,213.37"	Sole		None

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